Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Additional Information [Abstract]
Cash and deposits on call	$ 312	$ 170	$ 167
Money market instruments	17	35	48
Total cash and cash equivalents (note 33 and note 34)	$ 329	$ 205	$ 215	$ 484